Environmental Trust Funds	12 Months Ended
Dec. 31, 2017
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Environmental Trust Funds
18.	ENVIRONMENTAL TRUST FUNDS

	UNITED STATES DOLLAR
	2017	2016
Balance at beginning of the year	44.5	35.0
Contributions from continuing operations	8.6	7.5
Interest earned	0.5	1.0
Translation adjustment	1.9	1.0

Balance at end of the year	55.5	44.5

The trust funds consist of term deposits amounting to US$15.9 million (2016: US$11.3 million) in South Africa, as well as secured cash deposits amounting to US$39.6 million (2016: US$33.2 million) in Ghana.

These funds are intended to fund environmental rehabilitation obligations of the Group’s South African and Ghanaian mines and are not available for general purposes of the Group. All income earned in these funds is re-invested or spent to meet these obligations. The funds are invested in money market and fixed deposits. The obligations which these funds are intended to fund are included in environmental rehabilitation costs under long-term provisions (Refer note 25.1).